GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) [abstract]
Revenue	$ 1,798.5	$ 1,803.8	[1]
Cost of sales excluding depletion, depreciation and amortization	(1,010.0)	(1,042.4)	[1]
Gross margin excluding depletion, depreciation and amortization	788.5	761.4	[1]
Depletion, depreciation and amortization	(438.3)	(426.8)	[1]
Impairment of mining properties and goodwill, net	(149.0)	(256.9)	[1]
Mine operating earnings	201.2	77.7	[1]
Expenses
General and administrative	(91.8)	(113.6)	[1]
Exploration and evaluation	(13.0)	(21.2)	[1]
Share of earnings of associate	5.5	0.0	[1]
Other operating income (expenses), net	9.3	(23.6)	[1]
Impairment of non-operating mining properties	(153.0)	(99.6)	[1]
Operating earnings (loss)	(41.8)	(180.3)	[1]
Finance costs	(137.4)	(110.8)	[1]
Other income (costs), net	2.5	(20.9)	[1]
Loss before income taxes	(176.7)	(312.0)	[1]
Current income tax expense	(138.8)	(239.2)	[1]
Deferred income tax recovery (Note 13)	17.8	353.1	[1]
Income tax expense	(121.0)	113.9	[1]
Net loss	(297.7)	(198.1)	[1]
Attributable to:
Yamana Gold Inc. equity holders	(284.6)	(188.5)	[1]
Non-controlling interests	(13.1)	(9.6)	[1]
Net loss	(297.7)	(198.1)	[1]
Total other comprehensive income	(10.5)	6.7	[2]
Total comprehensive loss	(308.2)	(191.4)	[2]
Reportable Legal Entities | Yamana Gold Inc. (parent)
Profit (loss) [abstract]
Revenue	1,654.0	1,555.6
Cost of sales excluding depletion, depreciation and amortization	(1,631.2)	(1,536.5)
Gross margin excluding depletion, depreciation and amortization	22.8	19.1
Depletion, depreciation and amortization	(7.8)	(6.5)
Impairment of mining properties and goodwill, net	0.0	0.0
Mine operating earnings	15.0	12.6
Expenses
General and administrative	(50.4)	(50.9)
Exploration and evaluation	(0.9)	(0.9)
Share of earnings of associate	(293.8)	(176.6)
Other operating income (expenses), net	19.2	(4.3)
Impairment of non-operating mining properties	0.0	0.0
Operating earnings (loss)	(310.9)	(220.1)
Finance costs	(109.0)	(115.6)
Other income (costs), net	126.6	108.3
Loss before income taxes	(293.3)	(227.4)
Current income tax expense	(6.8)	(3.9)
Deferred income tax recovery (Note 13)	2.4	33.2
Income tax expense	(4.4)	29.3
Net loss	(297.7)	(198.1)
Attributable to:
Yamana Gold Inc. equity holders	(297.7)	(198.1)
Non-controlling interests	0.0	0.0
Net loss	(297.7)	(198.1)
Total other comprehensive income	(10.5)	6.7
Total comprehensive loss	(308.2)	(191.4)
Reportable Legal Entities | Guarantor subsidiaries
Profit (loss) [abstract]
Revenue	1,382.8	1,367.3
Cost of sales excluding depletion, depreciation and amortization	(970.2)	(932.3)
Gross margin excluding depletion, depreciation and amortization	412.6	435.0
Depletion, depreciation and amortization	(216.8)	(193.2)
Impairment of mining properties and goodwill, net	(1.0)	0.0
Mine operating earnings	194.8	241.8
Expenses
General and administrative	(19.6)	(5.7)
Exploration and evaluation	(5.3)	(9.8)
Share of earnings of associate	(45.0)	(2.8)
Other operating income (expenses), net	(31.1)	(19.0)
Impairment of non-operating mining properties	0.0	0.0
Operating earnings (loss)	93.8	204.5
Finance costs	(286.5)	(128.1)
Other income (costs), net	130.8	77.3
Loss before income taxes	(61.9)	153.7
Current income tax expense	(89.5)	(189.0)
Deferred income tax recovery (Note 13)	(24.7)	(18.5)
Income tax expense	(114.2)	(207.5)
Net loss	(176.1)	(53.8)
Attributable to:
Yamana Gold Inc. equity holders	(176.1)	(53.8)
Non-controlling interests	0.0	0.0
Net loss	(176.1)	(53.8)
Total other comprehensive income	0.0	0.0
Total comprehensive loss	(176.1)	(53.8)
Reportable Legal Entities | Non-guarantors
Profit (loss) [abstract]
Revenue	803.5	816.3
Cost of sales excluding depletion, depreciation and amortization	(466.3)	(502.8)
Gross margin excluding depletion, depreciation and amortization	337.2	313.5
Depletion, depreciation and amortization	(213.7)	(227.1)
Impairment of mining properties and goodwill, net	(148.0)	(256.9)
Mine operating earnings	(24.5)	(170.5)
Expenses
General and administrative	(21.8)	(57.0)
Exploration and evaluation	(6.8)	(10.5)
Share of earnings of associate	(0.5)	0.0
Other operating income (expenses), net	21.2	(0.3)
Impairment of non-operating mining properties	(153.0)	(99.6)
Operating earnings (loss)	(185.4)	(337.9)
Finance costs	(222.4)	(210.7)
Other income (costs), net	225.6	129.8
Loss before income taxes	(182.2)	(418.8)
Current income tax expense	(42.5)	(46.3)
Deferred income tax recovery (Note 13)	40.1	338.4
Income tax expense	(2.4)	292.1
Net loss	(184.6)	(126.7)
Attributable to:
Yamana Gold Inc. equity holders	(171.5)	(117.1)
Non-controlling interests	(13.1)	(9.6)
Net loss	(184.6)	(126.7)
Total other comprehensive income	(0.7)	1.0
Total comprehensive loss	(185.3)	(125.7)
Eliminations and reclassifications
Profit (loss) [abstract]
Revenue	(2,041.8)	(1,935.4)
Cost of sales excluding depletion, depreciation and amortization	2,057.7	1,929.2
Gross margin excluding depletion, depreciation and amortization	15.9	(6.2)
Depletion, depreciation and amortization	0.0	0.0
Impairment of mining properties and goodwill, net	0.0	0.0
Mine operating earnings	15.9	(6.2)
Expenses
General and administrative	0.0	0.0
Exploration and evaluation	0.0	0.0
Share of earnings of associate	344.8	179.4
Other operating income (expenses), net	0.0	0.0
Impairment of non-operating mining properties	0.0	0.0
Operating earnings (loss)	360.7	173.2
Finance costs	480.5	343.6
Other income (costs), net	(480.5)	(336.3)
Loss before income taxes	360.7	180.5
Current income tax expense	0.0	0.0
Deferred income tax recovery (Note 13)	0.0	0.0
Income tax expense	0.0	0.0
Net loss	360.7	180.5
Attributable to:
Yamana Gold Inc. equity holders	360.7	180.5
Non-controlling interests	0.0	0.0
Net loss	360.7	180.5
Total other comprehensive income	0.7	(1.0)
Total comprehensive loss	$ 361.4	$ 179.5

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.
[2]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.